SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 5) (USD $)	12 Months Ended
	Dec. 31, 2013 Stock Incentive Plan Stock Options	Dec. 31, 2012 Stock Incentive Plan Stock Options	Dec. 31, 2011 Stock Incentive Plan Stock Options	Apr. 23, 2013 2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares for grants (in shares)	416,517			467,500
Stock options granted subject to vesting period (in shares)	5,600	3,771
Vesting period of options granted	5 years	5 years
Exchange ratio after adjustment in shares under plan	0.857%
After-tax compensation cost for vested equity-based awards recognized	$ 23,000
Unrecognized pre-tax compensation cost for non vested equity based awards granted	$ 29,000
Weighted-average vesting period	1 year 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value assumption, method used		Black-Scholes options-pricing model	Black-Scholes options-pricing model
Dividend yield		3.86%	5.31%
Expected volatility		24.10%	44.17%
Risk-free interest rate		1.64%	2.97%
Expected life of options		10 years